OTHER SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of FRBC Borrowings

The following table presents information regarding the FRBC borrowings as of June 30, 2020 and June 30, 2019:

FRB Discount Window Borrowings:

	June 30, 2020	June 30, 2019

	(Dollars in Thousands)
Ending balance	$7,000	$—
Average balance	2,592	—
Maximum month-end balance	24,800	—
Average interest rate	0.25%	-%
Weighted-average rate at period end	0.25%	-%